Equity - Legal Reserve (Details) - EUR (€) € in Millions	Apr. 12, 2024	Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Legal reserve, required proportion of profits (as a percent)		10.00%
Legal reserve, minimum proportion of share capital (as a percent)		20.00%
Legal reserve, increase share capital, threshold allowance to increase capital (in percentage)		10.00%
Increase (decrease) through transfer to statutory reserve, equity	€ 91
Legal reserve		€ 1,150
Legal reserve, proportion of share capital (as a percent)		20.28%